Promissory Notes Payable (Details) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2018	Oct. 18, 2018	Jun. 30, 2019	Jun. 30, 2018
Promissory Notes Payable (Textual)
Aggregate gross proceeds of convertible notes payable	$ 7,205,000			$ 7,205,000
Accumulated interest	$ 522,869
Debt issuance costs, net				$ 6,534,400
Stated interest rate				7.00%
Notes converted into shares of common stock	2,682,917
Conversion notes of common stock value	$ 11,804,833
Loss on extinguishment of debt		$ 3,774,468
Unamortized discount		$ 3,887,375
Derivative liabilities extinguished upon conversion of the promissory notes			$ (4,189,871)
Promissory Notes Payable [Member]
Promissory Notes Payable (Textual)
Aggregate gross proceeds of convertible notes payable	3,317,625
Debt amount	$ 8,030,365